Notes to the consolidated statements of income - Net interest (Details) - EUR (€)	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Notes to the consolidated statements of income
Interest expense	€ 84,227,000	€ 98,497,000	€ 268,604,000	€ 309,008,000
Interest income	€ 9,776,000	€ 12,384,000	€ 29,880,000	€ 35,201,000